UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04665

Commonwealth International Series Trust
(Exact name of registrant as specified in charter)

791 Town & Country Blvd
Suite 250
Houston, TX 77024-3925
(Address of principal executive offices)(zip code)

CT Corporation
155 Federal Street
Boston, MA 02110
(Name and address of agent for service)

Copies to: John H. Lively The Law Offices of John H. Lively & Associates, Inc. A member firm of The 1940 Act Law Group 2041 West 141st Terrace, Suite 119 Leawood, KS 66224

Registrant’s telephone number, including area code: (888) 345-1898

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

Item 1. Schedule of Investments

SCHEDULE OF INVESTMENTS – January 31, 2011 (Unaudited)

Commonwealth Australia/New Zealand Fund

	Shares	Value
AUSTRALIA (29.3%)
COMMON STOCKS (25.3%)
APPAREL (1.3%)
Billabong International, Ltd.	35,565	$287,792
BUILDING MATERIALS (0.7%)
James Hardie Industries NV - ADR (1)	5,200	161,928
CHEMICALS (1.0%)
Nufarm, Ltd. (1)	39,562	206,196
COMPUTERS (0.5%)
Computershare, Ltd.	10,000	100,353
ELECTRIC (2.0%)
AGL Energy, Ltd.	30,046	446,142
HEALTHCARE-PRODUCTS (1.4%)
Cochlear, Ltd.	4,000	307,337
HEALTHCARE-SERVICES (1.4%)
Sonic Healthcare Ltd.	25,628	304,943
INSURANCE (2.6%)
QBE Insurance Group, Ltd.	33,321	581,107
INTERNET (0.7%)
Webjet, Ltd.	64,178	156,054
MINING (7.5%)
Orica Ltd.	12,426	313,913
OZ Minerals Ltd.	308,661	501,383
PanAust, Ltd. (1)	1,050,000	847,567
		1,662,863
OIL & GAS (2.6%)
Eastern Star Gas, Ltd. (1)	400,000	318,896
Woodside Petroleum, Ltd.	6,246	259,187
		578,083
RETAIL (1.6%)
Wesfarmers, Ltd.	10,311	349,674
TRANSPORTATION (2.0%)
Asciano Group (1)	280,000	447,850
TOTAL COMMON STOCKS
(Cost $3,876,228)		5,590,322

	Principal
CORPORATE BONDS (4.0%)
CBA Capital Australia, Ltd., 4.19%, 4/15/15 (2) (3) (4)	$300,000	215,767
Hanson Australia Funding, Ltd., 5.25%, 3/15/13 (3)	250,000	255,000
Telstra Corp., Ltd., 6.38%, 4/1/12 (3)	400,000	422,018
TOTAL CORPORATE BONDS
(Cost $858,522)		892,785
TOTAL AUSTRALIA
(Cost $4,734,750)		6,483,107

SCHEDULE OF INVESTMENTS – January 31, 2011 (Unaudited)

Commonwealth Australia/New Zealand Fund

	Shares	Value
NEW ZEALAND (70.6%)
COMMON STOCKS (66.1%)
AGRICULTURE (2.0%)
PGG Wrightson, Ltd. (1)	1,088,676	$453,671
AIRLINES (1.0%)
Air New Zealand Ltd.	200,000	216,076
BUILDING MATERIALS (0.7%)
Fletcher Building Ltd.	25,000	149,131
COAL (0.0%)
Pike River Coal, Ltd. (1)	1,145,295	—
COMMERCIAL SERVICES (20.9%)
Cavotec MSL Holdings, Ltd.	190,000	469,194
Guinness Peat Group PLC	666,750	355,026
Mowbray Collectables, Ltd. (5)	821,593	475,518
Northland Port Corp. (NZ), Ltd.	81,425	104,307
Port of Tauranga, Ltd.	175,000	1,016,908
South Port New Zealand, Ltd.	1,027,930	2,205,246
		4,626,199
DIVERSIFIED FINANCIAL SERVICES (3.5%)
Building Society Holdings Ltd. (1)	1,118,765	777,016
ELECTRIC (4.2%)
Infratil, Ltd.	643,245	933,218
HEALTHCARE-SERVICES (1.7%)
Ryman Healthcare, Ltd.	205,000	379,676
HOME FURNISHINGS (2.2%)
Scott Technology, Ltd.	443,191	478,815
LEISURE TIME (1.7%)
Tourism Holdings, Ltd.	637,569	369,009
MEDIA (3.9%)
Sky Network Television, Ltd.	209,745	865,952
METAL FABRICATE/HARDWARE (3.5%)
Methven, Ltd.	606,250	781,298
OIL & GAS (2.6%)
New Zealand Oil & Gas, Ltd.	893,571	586,134
PHARMACEUTICALS (0.5%)
Pharmacybrands, Ltd. (1)	281,673	99,989
REITS (6.9%)
Argosy Property Trust	1,080,359	608,611
Goodman Property Trust	322,423	231,397
Kiwi Income Property Trust	227,642	177,428
Vital Healthcare Property Trust	623,819	510,285
		1,527,721
RETAIL (3.6%)
Briscoe Group, Ltd.	405,000	421,927
Colonial Motor Co., Ltd.	199,565	369,611
		791,538
TELECOMMUNICATIONS (2.9%)
TeamTalk, Ltd.	403,590	638,473

SCHEDULE OF INVESTMENTS – January 31, 2011 (Unaudited)

Commonwealth Australia/New Zealand Fund

	Shares	Value
NEW ZEALAND (70.6%) – Continued
COMMON STOCKS (66.1%) – Continued
TRANSPORTATION (4.3%)
Freightways, Ltd.	113,540	$284,761
Mainfreight, Ltd.	105,000	659,572
		944,333
TOTAL COMMON STOCKS
(Cost $12,539,970)		14,618,249
PREFERRED STOCKS (2.4%)
INVESTMENT COMPANIES (2.4%)
ASB Capital, Ltd., 4.68%	954,218	522,823
TOTAL PREFERRED STOCKS
(Cost $686,799)		522,823
RIGHTS & WARRANTS (0.0%)
Pike River Coal, Ltd., Strike Price: $1.25, Expiration 4/24/2011 (1)	350,000	—
TOTAL RIGHTS & WARRANTS
(Cost $0)		—

	Principal
CORPORATE BONDS (2.1%)
Credit Agricole SA, 10.04%, 12/29/49 (2) (3) (4)	$200,000	134,276
Sky Network Television, Ltd., 4.06%, 10/16/16 (2) (3) (4)	500,000	335,690
TOTAL CORPORATE BONDS
(Cost $446,545)		469,966
TOTAL NEW ZEALAND
(Cost $13,673,314)		15,611,038
TOTAL INVESTMENTS (99.9%)
(Cost $18,408,064)		22,094,145
OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		23,004
NET ASSETS (100.0%)		$22,117,149

(1)	Non-income producing.
(2)	Variable, Floating, or Step Rate Security. The rate reflected in the Schedule of Investments is the rate in effect at January 31, 2011.
(3)	Callable.
(4)	Principal amount shown is in New Zealand Dollars; value shown in U.S. Dollars.
(5)	Affiliated Investment. See Notes to Schedules of Investments.

ADR — American Depository Receipt

PLC — Public Limited Company

SCHEDULE OF INVESTMENTS – January 31, 2011 (Unaudited)

Commonwealth Japan Fund

	Shares	Value
COMMON STOCKS (84.1%)
AUTO PARTS & EQUIPMENT (4.1%)
NGK Spark Plug Co., Ltd.	6,000	$93,129
Sumitomo Rubber Industries, Ltd.	10,000	105,507
		198,636
BANKS (2.7%)
Sumitomo Mitsui Financial Group, Inc.	3,800	129,259
BEVERAGES (1.4%)
Kirin Holdings Co., Ltd.	5,000	67,252
COMPUTERS (3.3%)
Fujitsu, Ltd.	10,000	62,256
Melco Holdings, Inc.	2,500	94,877
		157,133
COSMETICS/PERSONAL CARE (2.2%)
Unicharm Corp.	2,700	103,947
DISTRIBUTION/WHOLESALE (3.1%)
Marubeni Corp.	20,000	150,341
ELECTRIC (5.9%)
Hokkaido Electric Power Co., Inc.	6,000	124,707
Tohoku Electric Power Co., Inc.	7,000	155,641
		280,348
ELECTRICAL COMPONENTS & EQUIPMENT (1.1%)
Nippon Signal Co., Ltd.	6,000	50,877
ELECTRONICS (4.2%)
Hamamatsu Photonics K.K.	1,500	54,825
Hoya Corp.	4,000	94,249
Star Micronics Co., Ltd.	5,000	53,972
		203,046
ENGINEERING & CONSTRUCTION (1.5%)
Kajima Corp.	18,000	47,368
Taihei Dengyo Kaisha, Ltd.	3,000	24,598
		71,966
ENTERTAINMENT (2.3%)
Sankyo Co., Ltd.	2,000	110,989
GAS (3.8%)
Toho Gas Co., Ltd.	35,000	179,520
HAND/MACHINE TOOLS (1.7%)
Meidensha Corp.	18,000	83,114
HEALTHCARE-PRODUCTS (4.1%)
Asahi Intecc Co., Ltd.	4,000	66,569
Terumo Corp.	2,500	129,447
		196,016
INSURANCE (3.4%)
T & D Holdings, Inc.	2,000	50,317
Tokio Marine Holdings, Inc. - ADR	3,750	111,450
		161,767

SCHEDULE OF INVESTMENTS – January 31, 2011 (Unaudited)

Commonwealth Japan Fund

	Shares	Value
COMMON STOCKS (84.1%) – Continued
INTERNET (1.5%)
DeNA Co., Ltd.	2,000	$72,100
MACHINERY-DIVERSIFIED (4.3%)
Fanuc, Ltd.	1,000	157,895
Torishima Pump Manufacturing Co., Ltd.	2,500	49,616
		207,511
METAL FABRICATE/HARDWARE (0.9%)
Okano Valve Manufacturing Co.	5,000	41,667
PHARMACEUTICALS (2.5%)
Chugai Pharmaceutical Co., Ltd.	6,500	119,658
REAL ESTATE (4.5%)
Sumitomo Realty & Development Co., Ltd.	6,000	145,541
Tokyo Tatemono Co., Ltd.	15,000	68,896
		214,437
RETAIL (7.1%)
ABC-Mart, Inc.	2,000	72,710
Nitori Co., Ltd.	600	50,219
Sundrug Co., Ltd.	4,000	116,277
Yamada Denki Co., Ltd.	1,500	101,791
		340,997
TOYS/GAMES/HOBBIES (3.4%)
Nintendo Co., Ltd.	600	162,135
TRANSPORTATION (15.1%)
East Japan Railway Co.	1,500	99,050
Hankyu Hanshin Holdings, Inc.	22,000	101,852
Keihin Electric Express Railway Co., Ltd.	13,000	111,184
Keio Corp.	18,000	120,833
Kintetsu World Express, Inc.	2,000	55,336
Tobu Railway Co., Ltd.	18,000	99,342
Yamato Holdings Co., Ltd.	9,000	136,623
		724,220
TOTAL COMMON STOCKS
(Cost $2,946,921)		4,026,936

SHORT-TERM INVESTMENTS (13.1%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.02% (1)	630,068	630,068
TOTAL SHORT-TERM INVESTMENTS
(Cost $630,068)		630,068
TOTAL INVESTMENTS (97.2%)
(Cost $3,576,989)		4,657,004
OTHER ASSETS IN EXCESS OF LIABILITIES (2.8%)		136,075
NET ASSETS (100.0%)		$4,793,079

(1)	Rate disclosed is the seven day yield as of January 31, 2011.

ADR — American Depository Receipt

SCHEDULE OF INVESTMENTS – January 31, 2011 (Unaudited)

Commonwealth Global Fund

	Shares	Value
COMMON STOCKS (94.3%)
BERMUDA (2.7%)
Bunge, Ltd.	6,500	$442,455
BRAZIL (2.1%)
Vale SA ADR	10,000	348,300
CANADA (3.4%)
InterOil Corp. (1)	5,000	346,000
Vitran Corp., Inc. (1)	16,000	217,440
		563,440
FRANCE (6.4%)
Arkema SA ADR	4,130	287,324
BNP Paribas ADR	6,000	224,700
France Telecom SA ADR	11,000	241,450
Total SA ADR	5,200	305,604
		1,059,078
GERMANY (3.9%)
E.ON AG ADR	8,000	267,280
Siemens AG ADR	3,000	385,230
		652,510
GUERNSEY (1.8%)
Amdocs, Ltd. (1)	10,000	291,400
ISRAEL (4.0%)
NICE Systems, Ltd. ADR (1)	10,000	327,200
Teva Pharmaceutical Industries, Ltd. ADR	6,000	327,900
		655,100
JAPAN (1.3%)
Nidec Corp. ADR	9,000	211,320
KOREA (REPUBLIC OF-SOUTH) (1.7%)
Korea Electric Power Corp. ADR (1)	8,000	101,840
KT Corp. ADR (1)	9,500	186,960
		288,800
MEXICO (2.2%)
Grupo Televisa SA ADR (1)	15,000	360,900
NETHERLANDS (1.6%)
Unilever NV	9,000	266,670
PORTUGAL (1.4%)
Portugal Telecom SGPS SA ADR	20,300	236,698
SOUTH AFRICA (1.3%)
Sanlam, Ltd. ADR	5,000	95,800
Shoprite Holdings, Ltd. ADR	5,000	125,150
		220,950
SPAIN (5.0%)
Banco Bilbao Vizcaya Argentaria SA ADR	17,497	214,688
Banco Santander SA ADR	17,186	210,357
Repsol YPF SA ADR	8,000	253,920
Telefonica SA ADR	6,000	150,780
		829,745

SCHEDULE OF INVESTMENTS – January 31, 2011 (Unaudited)

Commonwealth Global Fund

	Shares	Value
COMMON STOCKS (94.3%) – Continued
SWITZERLAND (4.4%)
Nestle SA ADR	7,750	$420,205
Roche Holding AG ADR	8,000	306,160
		726,365
UNITED KINGDOM (9.6%)
Anglo American PLC ADR	11,830	290,663
BG Group PLC ADR	2,000	225,420
Centrica PLC ADR	3,000	61,740
Diageo PLC ADR	2,000	153,600
Old Mutual PLC ADR	15,000	239,850
Prudential PLC ADR	18,000	389,880
Vodafone Group PLC ADR	7,875	223,335
		1,584,488
UNITED STATES (41.5%)
AGCO Corp. (1)	11,000	557,700
American National Insurance Co.	4,498	375,043
BJ’s Wholesale Club, Inc. (1)	5,075	222,996
Chemed Corp.	7,200	448,056
Conmed Corp. (1)	20,720	540,999
DENTSPLY International, Inc.	8,700	308,676
DST Systems, Inc.	7,000	332,920
Electronic Arts, Inc. (1)	10,000	155,900
KVH Industries, Inc. (1)	30,000	364,500
LifePoint Hospitals, Inc. (1)	8,500	299,200
Lubrizol Corp.	4,055	435,751
Lufkin Industries, Inc.	10,000	667,200
Norfolk Southern Corp.	9,000	550,710
Northwest Natural Gas Co.	5,000	222,800
Pentair, Inc.	12,760	461,529
Valero Energy Corp.	10,000	253,600
Varian Semiconductor Equipment Associates, Inc. (1)	15,000	666,750
		6,864,330
TOTAL COMMON STOCKS
(Cost $11,423,905)		15,602,549
PREFERRED STOCKS (4.2%)
UNITED STATES (4.2%)
Chesapeake Energy Corp., 1.13% (2)	1,000	92,300
HSBC USA, Inc., Series F, 3.50%, Callable 3/2/11 (3) (5)	18,000	378,000
HSBC USA, Inc., Series G, 4.00%, Callable 3/2/11 (3) (5)	10,000	230,900
TOTAL PREFERRED STOCKS
(Cost $561,255)		701,200

	Principal
CORPORATE BONDS (2.4%)
UNITED STATES (2.4%)
JPMorgan Chase & Co., 0.00%, 2/10/11 (4)	$150,000	196,500
Toyota Motor Credit Corp., 4.75%, 2/4/25 (3) (5)	200,000	198,582
		395,082
TOTAL CORPORATE BONDS
(Cost $348,068)		395,082

SCHEDULE OF INVESTMENTS – January 31, 2011 (Unaudited)

Commonwealth Global Fund

	Shares	Value
SHORT-TERM INVESTMENTS (2.4%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.02% (6)	396,990	$396,990
TOTAL SHORT-TERM INVESTMENTS
(Cost $396,990)		396,990
TOTAL INVESTMENTS (103.3%)
(Cost $12,730,218)		17,095,821
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.3%)		(552,470)
NET ASSETS (100.0%)		$16,543,351

(1)	Non-income producing.
(2)	Convertible security.
(3)	Callable.
(4)	Principal Protected Notes due February 10, 2011 are debt securities of JPMorgan Chase & Co., Inc. The principal amount is $1,000 and has no periodic interest payments. At maturity, the holder is entitled to receive the principal amount of $1,000, plus a supplemental redemption amount of $1,000 X (Ending Index Value - Starting Index Value)/Starting Index Value.
(5)	Variable, Floating, or Step Rate Security. The rate reflected in the Schedule of Investments is the rate in effect at January 31, 2011.
(6)	Rate disclosed is the seven day yield as of January 31, 2011.

ADR — American Depository Receipt

PLC — Public Limited Company

SCHEDULE OF INVESTMENTS – January 31, 2011 (Unaudited)

Commonwealth Real Estate Securities Fund

	Shares	Value
COMMON STOCKS (83.7%)
BUILDING MATERIALS (9.2%)
Cemex SAB de CV ADR (1)	12,979	$122,911
CRH PLC ADR	9,200	200,652
James Hardie Industries NV - ADR (1)	9,000	280,260
Lafarge SA ADR	5,000	74,500
Pretoria Portland Cement Co., Ltd. ADR	7,500	66,375
USG Corp. (1)	7,000	113,540
		858,238
HOME BUILDERS (8.2%)
China Housing & Land Development, Inc. (1)	40,000	104,000
Desarrolladora Homex SAB de CV ADR (1)	7,000	213,430
KB Home	10,000	148,400
MDC Holdings, Inc.	5,000	154,550
Toll Brothers, Inc. (1)	7,500	151,800
		772,180
INSURANCE (0.7%)
Stewart Information Services Corp.	6,000	68,460
LODGING (7.0%)
Gaylord Entertainment Co. (1)	5,000	166,700
Home Inns & Hotels Management, Inc. ADR (1)	8,500	286,705
Marriott International, Inc., Class A	5,035	198,832
		652,237
REAL ESTATE (5.8%)
Alto Palermo SA ADR	17,000	270,300
Gafisa SA ADR	9,000	112,680
WP Carey & Co., LLC	5,000	161,250
		544,230
REITS-APARTMENTS (12.3%)
AvalonBay Communities, Inc.	1,547	179,344
Camden Property Trust	5,000	277,150
Campus Crest Communities, Inc.	7,000	92,400
Equity Residential	6,000	325,140
Essex Property Trust, Inc.	900	104,400
UDR, Inc.	7,565	177,626
		1,156,060
REITS-DIVERSIFIED (4.9%)
Vornado Realty Trust	3,107	273,695
Washington Real Estate Investment Trust	6,000	184,080
		457,775
REITS-HEALTH CARE (1.3%)
Health Care REIT, Inc.	2,500	122,700
REITS-HOTELS (7.7%)
Host Hotels & Resorts, Inc.	15,317	283,518
LaSalle Hotel Properties	12,000	333,240
Pebblebrook Hotel Trust	5,000	102,800
		719,558
REITS-OFFICE PROPERTY (11.4%)
Alexandria Real Estate Equities, Inc.	2,500	192,600
BioMed Realty Trust, Inc.	9,000	160,650
Boston Properties, Inc.	2,500	235,925
Corporate Office Properties Trust SBI MD	4,000	146,200
Douglas Emmett, Inc.	6,000	110,580
SL Green Realty Corp.	3,000	218,280
		1,064,235

SCHEDULE OF INVESTMENTS – January 31, 2011 (Unaudited)

Commonwealth Real Estate Securities Fund

	Shares	Value
COMMON STOCKS (83.7%) – Continued
REITS-SHOPPING CENTERS (3.1%)
Acadia Realty Trust	4,985	$92,123
Saul Centers, Inc.	4,100	194,135
		286,258
REITS-SINGLE TENANT (1.1%)
National Retail Properties, Inc.	4,000	99,400
REITS-STORAGE (3.1%)
Extra Space Storage, Inc.	15,000	288,450
REITS-WAREHOUSE/INDUSTRIES (3.5%)
AMB Property Corp.	3,500	117,425
EastGroup Properties, Inc.	3,000	130,770
ProLogis	5,500	82,060
		330,255
		4,524,691
RETAIL (1.7%)
Kingfisher PLC ADR	20,000	161,400
TELECOMMUNICATIONS (2.7%)
American Tower Corp., Class A (1)	2,500	127,150
SBA Communications Corp., Class A (1)	3,000	122,400
		249,550
TOTAL COMMON STOCKS
(Cost $7,381,312)		7,830,986
EXCHANGE TRADED FUNDS (2.8%)
Claymore/AlphaShares China Real Estate ETF	8,500	169,490
SPDR Dow Jones International Real Estate ETF	2,500	96,950
TOTAL EXCHANGE TRADED FUNDS
(Cost $246,853)		266,440

	Principal
CORPORATE BONDS (2.7%)
BUILDING MATERIALS (2.7%)
Hanson Australia Funding, Ltd., 5.25%, 3/15/13 (2)	$250,000	255,000
TOTAL CORPORATE BONDS
(Cost $250,520)		255,000

	Contracts
CALL OPTIONS (1.3%)
Home Depot, Strike Price: $22.50, Expiration 1/21/2012 (1)	50	71,500
Lowe’s Cos., Inc., Strike Price: $16.00, Expiration 4/16/2011 (1)	60	47,400
TOTAL CALL OPTIONS
(Cost $79,642)		118,900

	Shares
SHORT-TERM INVESTMENTS (12.7%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.02% (3)	1,184,111	1,184,111
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,184,111)		1,184,111
TOTAL INVESTMENTS (103.2%)
(Cost $9,142,438)		9,655,437
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.2%)		(297,815)
NET ASSETS (100.0%)		$9,357,622

(1) Non-income producing.
(2) Callable.
(3) Rate disclosed is the seven day yield as of January 31, 2011.

ADR — American Depository Receipt

PLC — Public Limited Company

REIT — Real Estate Investment Trusts

SPDR — Standard & Poor’s Depositary Receipt

Federal Tax Information

At January 31, 2011, the gross unrealized appreciation (depreciation) on investments and options written based on cost for securities on a tax basis for federal income tax purposes were as follows:

	Australia/New			Real Estate
	Zealand Fund	Japan Fund	Global Fund	Securities Fund
Gross unrealized appreciation	$5,669,859	$1,351,377	$5,052,471	$1,405,411
Gross unrealized depreciation	(2,064,055)	(271,362)	(737,952)	(949,045)
Net unrealized appreciation on foreign currency translations	976	2,821	-	-
Net unrealized appreciation (depreciation)	$3,606,780	$1,082,836	$4,314,519	$456,366
Cost of investments	$18,488,341	$3,576,989	$12,781,302	$9,178,021
Proceeds from options written	$-	$-	$-	$(48,360)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals, passive foreign investment companies (“PFICs”) and income accruals surrounding certain debt structured instruments.

Affiliated Investment

A company is considered an affiliate of a Fund under the Act if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The Australia/New Zealand Fund’s holding below is shown in its Schedule of Investments. Further detail on this holding during the period ended January 31, 2011 appears below:

	Percentage	Shares	Shares	Fair Value	Cost of	Cost of	Change in Appreciation/	Fair Value	Dividend	Realized
Security Held	of Ownership	10/31/2010	1/31/2011	10/31/2010	Purchases	Sales	Depreciation	1/31/2011	Income	Gain/(Loss)
Mowbray Collectables Ltd.	7.36%	821,593	821,593	$469,757	$ -	$ -	$5,761	$475,518	$-	$-

Fair Value Measurements

The Funds’ investments have been categorized by tiers dependent upon the various “inputs” used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets.
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of January 31, 2011:

			Level 2 - Other Significant
	Level 1 - Quoted Prices		Observable Inputs	Total***
		Other Financial			Other Financial
Fund	Investment Securities	Instruments**	Investment Securities	Investment Securities	Instruments**
Australia/New Zealand Fund
Security Type
Common Stocks*	$20,208,571	$-	$-	$20,208,571	$-
Corporate Bonds	-	-	1,362,751	1,362,751	-
Preferred Stocks*	522,823	-	-	522,823	-
Rights & Warrants	-	-	-	-	-
Short Term Investments	-	(364,900)	-	-	(364,900)
Total	$20,731,394	$(364,900)	$1,362,751	$22,094,145	$(364,900)
Japan Fund
Security Type
Common Stocks*	$4,026,936	$-	$-	$4,026,936	$-
Short Term Investment	630,068	-	-	630,068	-
Total	$4,657,004	$-	$-	$4,657,004	$-
Global Fund
Security Type
Common Stocks*	$15,602,549	$-	$-	$15,602,549	$-
Preferred Stocks*	701,200	-	-	701,200	-
Corporate Bonds	-	-	395,082	395,082	-
Short Term Investment	396,990	-	-	396,990	-
Total	$16,700,739	$-	$395,082	$17,095,821	$-
Real Estate Securities Fund
Security Type
Common Stocks*	$7,830,986	$-	$-	$7,830,986	$-
Exchange Traded Funds	266,440	-	-	266,440	-
Corporate Bonds	-	-	255,000	255,000	-
Call Options	118,900	(69,410)	-	118,900	(69,410)
Short Term Investments	1,184,111	-	-	1,184,111	-
Total	$9,400,437	$(69,410)	$255,000	$9,655,437	$(69,410)

*	All sub-categories within Common Stocks and Preferred Stocks represent Level 1 evaluation status.
**	Other Financial instruments include any derivative instruments not reflected in the Schedule of Investments, such as options written and lines of credit.
***	After close of business November 19, 2010, the Pike River Coal Co., Ltd., experienced a catastrophic accident which led to a halted trading status the following business day, November 22, 2010. The Commonwealth Australia/New Zealand Fund held 1,145,295 shares (ticker: PRC) and 350,000 call options (ticker: PRCA) of the Pike River Coal Co., Ltd., on November 19, 2010 (representing 3.4% of the portfolio). From November 22 through December 13, 2010, the Fund fair valued the securities in accordance with the Trust’s fair valuation policies. As of December 13, 2010 both securities have been fair valued at $0.00. During the period ending January 31, 2011, these transactions represent the only significant transfers between each of the three categories.

Revolving Credit Agreement

The Trust has entered into a Revolving Credit Agreement (the “Agreement”) with Fifth Third Bank N.A. (the “Bank”). Pursuant to the terms of the Agreement, the bank makes available to the Trust, a line of credit facility under which the Bank may make loans to the Trust on behalf of the Funds from time to time in an amount up to $10,000,000 as a temporary measure for extraordinary or emergency purposes based on instructions received from an authorized representative of the Trust. The Trust shall not at any time incur borrowings with respect to the Funds such that the aggregate loans then outstanding under the line of credit facility would exceed $10,000,000. Such borrowings are also limited by the Act, which permits a Fund to borrow for temporary purposes only in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. A loan shall be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed. Each fund is also permitted, consistent with the Act, to borrow, and pledge its shares to secure such borrowings, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by the Fund from a bank. Any principal balance outstanding shall bear interest at the Federal Funds Rate in effect at that time plus 1.50%.

The average amount of borrowings for the days on which the Funds borrowed and the average interest rate on those borrowings by the Funds during the period ended January 31, 2011 were as follows:

	Average Principal	Average Interest Rate
Australia/New Zealand Fund	$221,201	1.68%

During the period ended January 31, 2011 the Japan Fund, Global Fund, and Real Estate Securities Fund had no borrowings under the Agreement. The Australia/New Zealand Fund had $364,900 in borrowings outstanding under the Agreement as of January 31, 2011.

Option Contracts

In the ordinary course of trading activities, certain of the Funds trade and hold certain fair-valued derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for the written call option contracts is limited only by how high the underlying securities strike price rises. Maximum payout amounts could be offset by the subsequent sale, if any, of assets via the execution of a payout event.

A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. A call option gives the holder the right to buy the underlying stock from the writer at a specified price within a fixed period of time. Therefore, the securities held by the Fund against which options are written may not be traded and are held in escrow by the custodian.

At January 31, 2011, the Commonwealth Real Estate Securities Fund had the following outstanding written options:

						Unrealized
			Exercise	Number Of		Appreciation
Contracts	Type	Expiration Date	Price	Contracts	Market Value	(Depreciation)
Camden Property Trust	Call	2/19/2011	$50.00	50	$29,500	($16,906)
CRH PLC ADR	Call	3/19/2011	20.00	92	14,260	(1,197)
Equity Residential	Call	4/16/2011	55.00	30	5,400	954
UDR, Inc.	Call	4/16/2011	22.50	75	15,000	(5,118)
USG Corp.	Call	2/19/2011	16.00	70	5,250	1,218
Total				317	$69,410	($21,049)

Item 2. Controls and Procedures

a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Commonwealth International Series Trust

/s/ Robert W. Scharar
By: Robert W. Scharar
President
March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Robert W. Scharar
By: Robert W. Scharar
President
March 24, 2011

/s/ Terrance P. Gallagher
By: Terrance P. Gallagher
Treasurer
March 24, 2011